Share-Based Compensation Expense (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Schedule of stock option award activity
Options	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term

Outstanding at December 31, 2020	10,975,224	$0.57	7.6
Granted	627,160	9.04
Exercised	(95,745)	0.24
Cancelled or forfeited	(41,146)	8.11
Outstanding at June 30, 2021	11,465,493	$1.01	7.1
Exercisable at June 30, 2021	6,555,419	$0.26	6.2

Options	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term

Outstanding at December 31, 2019	10,087,296	$0.25	7.4
Granted	2,738,912	1.76
Exercised	(488,860)	0.24
Cancelled or forfeited	(1,362,124)	0.74
Outstanding at December 31, 2020	10,975,224	$0.57	7.6
Exercisable at December 31, 2020	5,518,767	$0.25	6.4

Schedule of fair value of restricted stock awards
	Number of Shares	Weighted Average Grant Date Fair Value Per Share

Non-vested, at beginning of period	446,332	$0.24
Granted	-	-
Vested	-	-
Cancelled or forfeited	-
Non-vested, at end of period	446,332	$0.24

	Number of Shares	Weighted Average Grant Date Fair Value Per Share

Non-vested, at beginning of period	-	$-
Granted	377,373	7.19
Vested	-	-
Cancelled or forfeited	(3,567)	14.17
Non-vested, at end of period	373,806	$7.12

	Number of shares	Weighted-average grant-date fair value per share

Non-vested, at beginning of period	446,332	$0.24
Granted	25,309	9.21
Vested	(25,309)	9.21
Cancelled or forfeited	-	-
Non-vested, at end of period	446,332	$0.24